UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2008

Date of reporting period:	05/31/2008

Item 1.	Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.9%
ASSET BACKED SECURITIES 1.1%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)	Ba2	12.09%	1/30/16	$5,000	$4,125,500
CSAM Funding Corp. 1 (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)	Ba2	9.263	3/29/16	7,000	5,477,500
Landmark lV CDO Ltd. (Cayman Islands)(i)(j)	Ba2	8.95	12/15/16	3,500	2,494,844
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)(l)	Caa3	11.329	6/15/13	2,780	972,984

Total asset backed securities					13,070,828

CORPORATE BONDS 95.6%
Aerospace/Defense 1.8%
DRS Technologies, Inc.,
Gtd. Notes	B3	6.875	11/1/13	1,000	1,022,500
Gtd. Notes(f)	B3	7.625	2/1/18	5,130	5,527,575
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	3,150	3,205,125
L-3 Communications Corp.,
Sr. Notes	Ba3	6.375	10/15/15	1,125	1,084,219
Sr. Sub. Notes	Ba3	7.625	6/15/12	5,575	5,679,531
Sr. Unsec’d. Notes	Ba3	6.125	1/15/14	1,000	965,000
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,930,000
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	2,725	2,745,438

					22,159,388

Airlines 0.5%
American Airlines, Inc., Certs., Ser. 91-A2	B2	10.18	1/2/13	1,882	1,505,740
AMR Corp., Notes	B-(a)	10.40	3/10/11	4,450	3,560,000
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748	3/15/17	857	758,210

					5,823,950

Automotive 2.7%
Ford Motor Co.,
Bank Loan(k)	Ba3	5.80	12/15/13	5,925	5,104,139
Notes(f)	Caa1	7.45	7/16/31	325	225,063
Ford Motor Credit Co. LLC,
Bonds	B1	7.375	2/1/11	820	751,232
Notes	B1	7.00	10/1/13	200	168,190
Notes	B1	7.875	6/15/10	12,135	11,498,846
Sr. Notes	B1	7.25	10/25/11	425	379,562
General Motors Corp.,(f)
Debs.	Caa1	8.25	7/15/23	700	479,500

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Notes	Caa1	7.20%	1/15/11	$7,415	$6,228,600
Sr. Notes	Caa1	7.125	7/15/13	950	722,000
Lear Corp., Sr. Notes(f)	B3	8.75	12/1/16	1,800	1,633,500
TRW Automotive, Inc., Sr. Notes, 144A(f)	Ba3	7.25	3/15/17	4,750	4,441,250
Visteon Corp., Notes(f)	Caa2	7.00	3/10/14	2,190	1,456,350

					33,088,232

Banking 1.0%
Banco BMG SA (Brazil), Notes, 144A(i)	Ba1	9.15	1/15/16	4,750	4,910,313
Halyk Savings Bank of Kazahstan (Kazahstan), Notes, 144A(i)	Baa3	8.125	10/7/09	1,620	1,652,400
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Baa3	7.25	5/3/17	4,500	4,005,000
Kazkommerts International BV (Netherlands), Gtd. Notes, 144A(i)	Ba1	7.00	11/3/09	2,210	2,150,772

					12,718,485

Building Materials & Construction 0.2%
Nortek, Inc., Sr. Sub. Notes(f)	Caa1	8.50	9/1/14	3,185	2,229,500

Cable 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75	11/15/13	800	760,000
Charter Communications Holding LLC,
Bank Loan(k)	B1	4.90	9/6/14	7,481	6,643,859
Gtd. Notes(f)	NR	11.00	10/1/15	125	105,938
Sr. Notes(f)	Caa3	10.00	5/15/14	983	619,290
Sr. Notes(f)	Caa3	11.00	10/1/15	2,217	1,884,450
Sr. Notes(f)	Caa3	11.125	1/15/14	4,434	2,837,760
Sr. Notes(f)	Caa3	11.75	5/15/14	3,000	1,980,000
Sr. Notes(f)	Caa3	13.50	1/15/14	1,350	1,053,000
CSC Holdings, Inc.,
Bank Loan(k)	Ba1	3.265	2/24/12	2,961	2,808,462
Debs.	B1	7.625	7/15/18	3,110	2,923,400
Debs.	B1	7.875	2/15/18	725	692,375
Sr. Notes, Ser. B	B1	7.625	4/1/11	7,125	7,125,000
Sr. Notes, Ser. B	B1	8.125	7/15/09	7,175	7,309,530
Sr. Notes, 144A	B1	8.50	6/15/15	2,000	2,000,000
Sr. Unsec’d. Notes	B1	6.75	4/15/12	425	412,250
Sr. Unsec’d. Notes	B1	8.125	8/15/09	2,500	2,546,875
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50	10/15/15	1,750	1,588,125
Mediacom LLC, Sr. Unsec’d. Notes(f)	B3	9.50	1/15/13	1,600	1,528,000
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes(i)	Ba1	7.20	12/15/11	2,000	2,057,500
UPC Broadband Holdings, Bank Loan(k)	Ba3	4.553	12/31/14	5,363	5,027,371
Videotron Ltee (Canada), Gtd. Notes(i)	Ba2	6.875	1/15/14	2,370	2,340,375
Videotron Ltee, Sr. Notes	Ba2	6.375	12/15/15	3,525	3,366,375
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(i)	B2	9.125	8/15/16	1,125	1,102,500

					58,712,435

Capital Goods 8.5%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	2,975	2,982,438
ALH Finance LLC, Sr. Sub. Notes(f)	B3	8.50	1/15/13	5,100	4,781,250

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	7.125%	5/15/16	$800	$786,000
Sr. Notes(f)	B1	7.25	3/15/15	1,705	1,692,213
Sr. Notes, Ser. B(f)	B1	5.75	2/15/11	4,320	4,228,200
Ashtead Capital, Inc., Notes 144A(f)	B1	9.00	8/15/16	3,835	3,413,150
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(f)(i)	B1	8.625	8/1/15	6,475	5,633,250
Baldor Electric Co., Gtd. Notes(f)	B3	8.625	2/15/17	5,775	5,890,500
Blount, Inc., Sr. Sub. Notes(f)	B2	8.875	8/1/12	7,700	7,815,499
Buhrmann US, Inc. (Netherlands), Gtd. Notes(i)	B2	7.875	3/1/15	275	260,219
Capital Safety Group Ltd., (k)
Bank Loan	B1	4.946	7/20/15	2,728	2,564,626
Bank Loan	B1	5.446	7/20/16	7,272	6,835,374
Columbus McKinnon Corp., Sr. Sub. Notes	B1	8.875	11/1/13	4,245	4,446,638
Graftech Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	1,394	1,449,760
Hertz Corp., Sr. Notes	B1	8.875	1/1/14	12,790	12,726,049
Johnson Diversey Holding, Inc.,
Sr. Disc. Notes	Caa1	10.67	5/15/13	6,120	6,120,000
Sr. Sub. Notes, Ser. B	B3	9.625	5/15/12	1,450	1,479,000
Mobile Mini, Inc., Gtd. Notes	B1	6.875	5/1/15	2,500	2,162,500
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,535	6,551,338
Rental Service Corp., Gtd. Notes(f)	Caa1	9.50	12/1/14	5,905	5,166,875
SPX Corp., Sr. Notes, 144A	Ba2	7.625	12/15/14	3,000	3,120,000
Stena AB (Sweden), Sr. Notes(i)	Ba3	7.50	11/1/13	4,900	4,900,000
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	1,000	1,010,000
Sr. Sub. Notes(f)	Ba3	8.00	11/15/17	4,750	4,856,875
United Rentals North America, Inc., Sr. Notes(f)	B1	6.50	2/15/12	5,080	4,686,300

					105,558,054

Chemicals 2.8%
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	4,260	4,068,300
Huntsman Co. LLC, Gtd. Notes(f)	Ba1	11.625	10/15/10	9,000	9,562,500
Huntsman International LLC, Gtd. Notes	Ba3	11.50	7/15/12	660	701,250
Invista, Sr. Unsec’d. Notes, 144A	Ba3	9.25	5/1/12	215	222,525
Koppers, Inc., Gtd. Notes	Ba3	9.875	10/15/13	5,979	6,337,740
Momentive Performance Materials, Inc.,(f)
Sr. Notes	B3	9.75	12/1/14	1,265	1,173,288
Sr. Sub. Notes	Caa2	11.50	12/1/16	4,300	3,644,250
Mosaic Co., 144A
Sr. Notes	Ba1	7.375	12/1/14	2,155	2,273,525
Sr. Notes	Ba1	7.875	12/1/16	650	705,250
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	5,815	5,931,300
Sr. Sub. Notes	B3	8.875	11/15/13	480	505,200

					35,125,128

Consumer 2.2%
Levi Straus & Co.,
Sec’d. Notes	B2	8.875	4/1/16	875	885,938
Sr. Unsub. Notes(f)	B2	9.75	1/15/15	1,230	1,288,425
Mac-Gray Corp., Sr. Unsec’d. Notes	B3	7.625	8/15/15	1,925	1,876,875
Realogy Corp.,
Gtd. Notes, PIK	Caa1	11.00	4/15/14	7,500	4,875,000
Gtd. Notes	Caa2	12.375	4/15/15	10,575	5,763,375

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service Corp International,
Sr. Notes	B1	6.75%	4/1/16	$5,500	$5,238,750
Sr. Notes	B1	7.00	6/15/17	2,000	1,940,000
Sr. Unsec’d. Notes	B1	6.75	4/1/15	1,350	1,302,750
Sr. Unsec’d. Notes	B1	7.625	10/1/18	200	204,000
Simmons Co., Sr. Disc. Notes(f) (Converts to 10.00% on 12/15/09)	B3	Zero	12/15/14	1,000	740,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	3,750	3,553,125

					27,668,238

Electric 9.4%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,625	2,726,719
Sr. Notes	B1	9.375	9/15/10	6,950	7,366,999
Sr. Notes	B1	9.50	6/1/09	6,635	6,850,638
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	5,346	5,666,665
CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	4,060	4,289,898
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.875	4/1/11	1,050	1,031,625
Sr. Unsec’d. Notes(f)	B2	7.50	6/1/15	4,050	3,827,250
Sr. Unsec’d. Notes	B2	7.75	6/1/19	1,900	1,800,250
Sr. Unsec’d. Notes(f)	B2	8.375	5/1/16	4,225	4,246,125
Dynegy Roseton/Danskammer Pass-Through Trust, Ser. B	Ba3	7.67	11/8/16	2,825	2,839,125
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75	6/15/16	250	256,250
Energy Future Holdings Corp., Gtd. Notes, 144A, PIK	B3	11.25	11/1/17	4,400	4,510,000
Midwest Generation LLC, Certs., Ser. A	Baa3	8.30	7/2/09	2,554	2,605,235
Mirant America’s Generation LLC,
Sr. Notes	B3	8.30	5/1/11	3,550	3,683,125
Sr. Unsec’d. Notes(f)	B3	8.50	10/1/21	750	723,750
Mirant Corp., Sr. Notes, 144A(e)(k)(l)	NR	7.40	7/15/49	2,600	2,600
Mirant North America LLC, Series WI	B1	7.375	12/31/13	4,050	4,080,375
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25	6/1/11	2,465	2,644,033
NRG Energy,
Bank Loan(k)	Ba1	4.096	2/1/13	2,050	1,966,875
Bank Loan(k)	Ba1	4.196	2/1/13	5,047	4,842,795
Gtd. Notes	B1	7.25	2/1/14	1,300	1,274,000
Sr. Notes	B1	7.375	2/1/16	2,200	2,145,000
Orion Power Holdings, Inc., Sr. Notes	Ba3	12.00	5/1/10	6,235	6,842,913
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba1	9.681	7/2/26	3,600	4,032,000
Reliant Energy, Inc.,
Gtd. Notes	Ba3	6.75	12/15/14	370	378,325
Sr. Notes(f)	B1	7.875	6/15/17	750	753,750
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.75	8/15/17	675	650,477
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00	6/30/21	2,526	2,341,587
Texas Competitive Electric Holdings Co. LLC,
Bank Loan(k)	Ba3	6.256	10/10/14	3,395	3,194,761
Bank Loan(k)	Ba3	6.262	10/10/14	19,900	18,701,024
Bank Loan(k)	Ba3	6.301	10/10/14	8,550	8,015,624
Gtd. Notes, 144A	B3	10.25	11/1/15	700	714,875
Sr. Unsec’d. Notes, 144A	B3	10.25	11/1/15	900	919,125

					115,923,793

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy - Integrated 0.2%
TNK-BP Finance (Luxembourg), 144A(i)	Baa2	7.50%	7/18/16	$2,200	$2,164,360

Energy - Other 6.7%
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes(i)	Ba3	7.50	5/15/15	645	653,063
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	1,260	1,260,387
Sr. Notes	B1	8.00	12/15/11	1,550	1,621,688
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	6,200	6,572,000
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	7,260	7,042,200
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,150	4,905,375
Sr. Sub. Notes	Ba3	7.125	5/15/18	1,525	1,504,031
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	3,900	4,114,500
Petrohawk Energy Corp.,
Notes	B3	9.125	7/15/13	5,500	5,720,000
Sr. Notes, 144A(f)	B3	7.875	6/1/15	5,025	5,018,719
Petroplus Finance Ltd. (Bermuda), 144A(f)(i)
Gtd. Notes	B1	6.75	5/1/14	9,250	8,486,875
Gtd. Notes	B1	7.00	5/1/17	3,300	2,978,250
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	1,050	965,704
Sr. Notes	Ba1	6.875	5/1/18	4,000	3,868,376
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	5,675	5,449,793
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.00	3/15/17	1,100	1,058,750
Gtd. Notes(f)	B1	7.625	6/1/18	2,800	2,814,000
Gtd. Notes	B1	7.75	6/15/15	8,450	8,513,374
SandRidge Energy, Inc., Sr. Notes, 144A	B3	8.00	6/1/18	4,500	4,556,250
Tesoro Corp.,
Gtd. Notes	Ba1	6.50	6/1/17	3,975	3,552,656
Sr. Notes	Ba1	6.25	11/1/12	2,290	2,161,188
Sr. Notes	Ba1	6.625	11/1/15	650	597,188

					83,414,367

Foods 2.2%
Ahold Finance USA, Inc.,
Gtd. Notes(f)	Baa3	6.875	5/1/29	650	662,864
Notes	Baa3	8.25	7/15/10	1,840	1,958,016
Albertson’s, Inc., Debs.	B1	8.70	5/1/30	1,230	1,307,975
Aramark Corp.,
Bank Loan(k)	Ba3	4.571	1/26/14	2,351	2,205,510
Bank Loan(k)	Ba3	4.731	1/26/14	149	140,115
Gtd. Notes(f)(j)	B3	6.373	2/1/15	2,450	2,352,000
Gtd. Notes(f)	B3	8.50	2/1/15	3,925	4,018,218
Carrols Corp., Gtd. Notes(f)	B3	9.00	1/15/13	425	391,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	2,300	2,357,500
Dole Food, Inc.,
Gtd. Notes	Caa1	7.25	6/15/10	2,275	2,110,063
Sr. Notes	Caa1	8.625	5/1/09	1,000	980,000
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,625	3,371,249
Smithfield Foods, Inc., Sr. Notes	Ba3	8.00	10/15/09	405	412,088
Stater Brothers Holdings,
Gtd. Notes	B2	7.75	4/15/15	1,600	1,608,000
Sr. Notes(f)	B2	8.125	6/15/12	2,745	2,799,900

					26,674,498

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 5.5%
Caesars Entertainment, Inc., Sr. Notes(f)	Caa1	8.125%	5/15/11	$775	$658,750
CCM Merger, Inc., Notes, 144A	Caa1	8.00	8/1/13	9,985	8,487,250
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25	11/15/19	235	210,325
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00	11/15/13	180	158,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sec’d. Notes, 144A	B3	12.00	10/15/15	2,500	1,975,000
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A(f)	Caa1	10.25	6/15/15	5,025	3,655,688
Harrah’s Operating Co., Inc.,
Gtd. Notes(f)	Caa1	5.50	7/1/10	4,505	4,093,919
Gtd. Notes	Caa1	5.625	6/1/15	6,030	3,497,400
Gtd. Notes	Caa1	6.50	6/1/16	775	463,063
Gtd. Notes, 144A(f)	B3	10.75	2/1/16	11,200	9,715,999
Isle of Capri Casinos, Inc., Sr. Sub. Notes(f)	B3	7.00	3/1/14	750	571,875
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	2,050	2,070,500
Sr. Sub. Notes	B1	9.375	2/15/10	450	462,375
MGM Mirage,
Gtd. Notes	Ba2	6.00	10/1/09	10,340	10,275,374
Gtd. Notes	Ba2	6.875	4/1/16	2,000	1,715,000
Gtd. Notes(f)	Ba2	7.50	6/1/16	3,900	3,466,125
Gtd. Notes(f)	B1	8.375	2/1/11	1,750	1,734,688
Gtd. Notes	Ba2	8.50	9/15/10	1,000	1,021,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	1,915	1,915,000
Sr. Sub. Notes	Ba3	8.00	4/1/12	3,700	3,441,000
Sr. Sub. Notes	Ba3	8.375	7/1/11	295	293,525
Sr. Unsec’d. Notes	Ba1	6.125	2/15/13	500	458,750
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75	11/1/11	1,500	1,530,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(f)	B3	9.375	6/15/15	3,500	3,053,750
Station Casinos, Inc.,(f)
Sr. Sub. Notes	Caa1	6.50	2/1/14	2,655	1,672,650
Sr. Sub. Notes	Caa1	6.625	3/15/18	1,735	1,014,975
Sr. Sub. Notes	Caa1	6.875	3/1/16	1,065	648,319

					68,260,950

Healthcare & Pharmaceutical 13.3%
Accellent, Inc., Sr. Notes(f)	Caa3	10.50	12/1/13	13,425	12,250,312
Alliance Imaging, Inc.,
Sr. Sub. Notes	B3	7.25	12/15/12	1,575	1,535,625
Sr. Sub. Notes	B3	7.25	12/15/12	3,485	3,397,875
Catalent Pharma Solutions, Inc., Gtd. Notes(f)	Caa1	9.50	4/15/15	4,375	3,970,313
Community Health Systems, Inc.,
Bank Loan(k)	Ba3	4.835	7/25/14	11,039	10,406,826
Bank Loan(k)	Ba3	4.96	7/25/14	565	532,240
Gtd. Notes(f)	B3	8.875	7/15/15	6,000	6,187,500
Elan Finance PLC (Ireland),(i)
Sr. Notes	B3	7.75	11/15/11	5,400	5,278,500
Sr. Unsec’d. Notes	B3	8.875	12/1/13	3,100	3,100,000

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba3	7.875%	6/15/11	$410	$426,400
HCA, Inc.,
Bank Loan(k)	Ba3	4.696	11/17/12	11,130	10,394,807
Notes	Caa1	7.50	11/15/95	1,500	1,086,150
Notes	Caa1	7.69	6/15/25	840	682,916
Notes, M.T.N.	Caa1	8.70	2/10/10	550	561,431
Notes	Caa1	8.75	9/1/10	1,256	1,284,260
Notes, M.T.N.	Caa1	9.00	12/15/14	4,000	3,818,188
Sec’d. Notes(f)	B2	9.125	11/15/14	6,595	6,891,775
Sec’d. Notes	B2	9.25	11/15/16	1,970	2,080,813
Sec’d. Notes, PIK(f)	B2	9.625	11/15/16	1,245	1,313,475
LVB Acquisition Merger Sub., Inc., 144A
Gtd. Notes, PIK	B3	10.375	10/15/17	1,150	1,224,750
Gtd. Notes	Caa1	11.625	10/15/17	13,550	14,362,999
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/1/14	4,000	3,880,000
Gtd. Notes	Ba3	7.00	1/15/16	4,100	3,936,000
Omnicare, Inc., Sr. Sub. Notes	B1	6.125	6/1/13	650	598,000
PTS Acquisitions Corp., Bank Loan(k)	Ba3	4.946	4/10/14	6,948	6,174,591
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	5,665	5,296,775
Royalty Pharma Finance Trust, Bank Loan(k)	Baa3	7.75	5/15/15	8,350	8,151,688
Select Medical Corp., Sr. Sub. Notes(f)	B3	7.625	2/1/15	1,605	1,428,450
Senior Housing Properties Trust,
Sr. Notes	Ba1	7.875	4/15/15	875	883,750
Sr. Notes	Ba1	8.625	1/15/12	7,250	7,503,750
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	5,431	5,770,438
Skilled Healthcare, Inc., Bank Loan(k)	B1	4.743	6/15/12	3,786	3,483,229
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	4,950	4,999,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A(original cost $3,242,553; purchased 6/21/07-12/19/07)(b)	Caa1	10.00	7/15/17	3,350	2,412,000
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	5,850	6,010,875
Ventas Realty LP, Sr. Notes	Ba1	9.00	5/1/12	2,880	3,052,800
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125	7/15/17	12,506	10,505,039

					164,874,040

Lodging & Leisure 1.3%
Felcor Lodging LP, Gtd. Notes(f)	Ba3	8.50	6/1/11	4,825	4,909,438
Host Marriott LP,
Sr. Notes, Ser. M(f)	Ba1	7.00	8/15/12	6,250	6,242,187
Sr. Notes	Ba1	7.125	11/1/13	4,835	4,786,650

					15,938,275

Media & Entertainment 4.9%
AMC Entertainment, Inc.,
Sr. Notes	B2	11.00	2/1/16	400	406,000
Sr. Sub. Notes(f)	B2	8.00	3/1/14	4,075	3,687,875
Cinemark, Inc., Sr. Notes (Converts to 9.75% on 3/15/14)	B3	Zero	3/15/14	1,455	1,382,250
Clear Channel Communications, Inc.,
Debs.	Baa3	6.875	6/15/18	525	330,750
Sr. Notes	Baa3	5.50	9/15/14	1,370	897,350
Sr. Notes(f)	Baa3	5.75	1/15/13	4,025	2,938,250

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875%	5/15/14	$2,100	$1,480,500
Dex Media West LLC, Sr. Sub. Notes	B1	9.875	8/15/13	9,775	9,420,656
Dex Media, Inc., Notes	B2	8.00	11/15/13	2,645	2,102,775
DirecTV Holdings LLC,
Gtd. Notes, Ser. B	Ba3	6.375	6/15/15	1,084	1,028,445
Sr. Notes, 144A(f)	Ba3	7.625	5/15/16	1,500	1,494,375
Sr. Notes	Ba3	8.375	3/15/13	2,300	2,374,750
Echostar DBS Corp.,
Gtd. Notes(f)	Ba3	7.00	10/1/13	775	749,813
Sr. Notes	Ba3	6.375	10/1/11	4,025	3,974,688
Sr. Notes	Ba3	6.625	10/1/14	1,600	1,508,000
Sr. Notes	Ba3	7.125	2/1/16	2,585	2,468,675
Sr. Unsec’d. Notes, 144A	Ba3	7.75	5/31/15	3,700	3,681,500
Idearc, Inc., Gtd. Notes(f)	B3	8.00	11/15/16	4,385	3,135,275
MediaNews Group, Inc., Sr. Sub. Notes	Caa2	6.875	10/1/13	2,325	1,116,000
Morris Publishing Group LLC, Sr. Sub. Notes	Caa1	7.00	8/1/13	1,460	930,750
Quebecor Media, Inc. (Canada), Sr. Notes(f)(i)	B2	7.75	3/15/16	4,820	4,723,600
Radio One, Inc., Gtd. Notes(f)	B3	8.875	7/1/11	2,993	2,517,861
Rainbow National Services LLC, Sr. Notes, 144A	B2	10.375	9/1/14	215	230,050
RH Donnelley,
Sr. Disc. Notes	B3	6.875	1/15/13	3,000	2,010,000
Sr. Notes	B3	8.875	1/15/16	1,190	815,150
Univision Communications, Inc., Sr. Notes, 144A, PIK(f)	B3	9.75	3/15/15	6,760	5,103,800

					60,509,138

Metals 5.0%
AK Steel Corp., Gtd. Notes	B1	7.75	6/15/12	2,735	2,782,863
Aleris International, Inc., Gtd. Notes, PIK(f)	B3	9.00	12/15/14	900	735,750
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	2,430	2,417,850
FMG Finance Pty Ltd. (Australia), Sec’d. Notes, 144A(f)(i)	B1	10.625	9/1/16	9,200	10,672,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	4/1/17	11,400	12,255,000
Gerdau Ameristeel Corp. (Canada), Sr. Notes(i)	Ba1	10.375	7/15/11	6,000	6,285,000
Ispat Inland ULC (Canada), Sec’d. Notes(i)	Baa2	9.75	4/1/14	10,493	11,218,801
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	5,400	5,643,000
Novelis, Inc.(Canada), Sec’d. Notes(i)	B3	7.25	2/15/15	1,506	1,415,687
PNA Group, Inc., Sr. Unsec’d. Notes	B3	10.75	9/1/16	2,000	1,900,000
Ryerson, Inc., Sec’d. Notes, 144A (original cost $3,120,000; purchased 10/3/07)(b)(f)	B2	12.00	11/1/15	3,120	3,026,400
Southern Copper Corp., Sr. Notes	Baa2	7.50	7/27/35	3,450	3,403,466

					61,755,817

Non Captive Finance 1.1%
GMAC LLC,
Notes(f)	B2	6.875	8/28/12	9,540	7,684,365
Notes	B2	6.875	9/15/11	350	295,082
Notes	B2	7.00	2/1/12	650	530,637
Unsub. Notes(f)	B2	6.625	5/15/12	3,000	2,418,486
Residential Capital LLC,
Gtd. Notes	Ca	8.00	2/22/11	2,000	1,000,000
Gtd. Notes	Ca	8.375	6/30/10	1,580	845,300
Gtd. Notes(f)	Ca	8.875	6/30/15	2,625	1,312,500

					14,086,370

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaging 2.7%
Ball Corp.,
Gtd. Notes	Ba1	6.625%	3/15/18	$1,950	$1,945,125
Gtd. Notes	Ba1	6.875	12/15/12	3,000	3,045,000
Berry Plastics Hldg. Corp.,(f)
Sec’d. Notes(j)	Caa1	6.675	9/15/14	1,750	1,478,750
Sec’d. Notes	Caa1	8.875	9/15/14	5,475	5,009,625
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	5,550	5,716,500
Gtd. Notes	B1	7.75	11/15/15	600	630,000
Exopack Holding, Inc., Gtd. Notes	B3	11.25	2/1/14	4,000	3,800,000
Graham Packaging Co., Inc.,(f)
Sr. Notes	Caa1	8.50	10/15/12	915	887,550
Sr. Sub. Notes	Caa1	9.875	10/15/14	2,305	2,143,650
Grief, Inc., Sr. Sub. Notes	Ba2	6.75	2/1/17	5,500	5,472,500
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	6.75	12/1/14	250	253,125
Russell-Stanley Holdings, Inc., Sr. Sub Notes, 144A(e)(k)(l)	NR	Zero	11/30/08	22		†
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,608,320

					32,990,145

Paper 1.9%
Cascades, Inc. (Canada), Sr. Notes(i)	Ba3	7.25	2/15/13	3,205	2,820,400
Catalyst Paper Corp., Sr. Notes	B2	8.625	6/15/11	1,300	1,124,500
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	1,425	1,339,500
Domtar Corp.,
Gtd. Notes(f)	B+(a)	7.875	10/15/11	1,465	1,503,456
Gtd. Notes	B1	5.375	12/1/13	825	746,625
Georgia Pacific LLC,
Gtd. Notes, 144A (original cost $1,950,000; purchased 12/31/06)(b)	Ba3	7.125	1/15/17	1,950	1,925,625
Notes	B2	8.125	5/15/11	1,400	1,435,000
Glatfelter, Gtd. Notes	Ba2	7.125	5/1/16	255	250,219
Graphic Package International Inc., Sr. Notes(f)	B3	8.50	8/15/11	5,110	5,161,100
Millar Western Forest Products Ltd. (Canada), Sr. Notes(i)	B2	7.75	11/15/13	275	184,250
NewPage Corp., Gtd. Notes(f)	B2	10.00	5/1/12	1,800	1,917,000
Norampac, Inc. (Canada), Sr. Notes(i)	Ba3	6.75	6/1/13	875	743,750
Smurfit Capital Funding PLC, Notes	Ba2	7.50	11/20/25	100	91,000
Verso Paper Holdings LLC and Verson Paper, Inc.,
Gtd. Notes(f)	B3	11.375	8/1/16	4,150	4,201,875
Sec’d. Notes(j)	B2	6.623	8/1/14	130	120,900

					23,565,200

Pipelines & Other 2.5%
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25	5/20/15	2,350	2,285,375
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.125	5/20/16	840	814,800
Copano Energy LLC/Copano Energy Finance Corp., Sr. Notes, 144A	B1	7.75	6/1/18	4,375	4,347,656

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
El Paso Corp., Sr. Unsec’d. Notes, M.T.N.	Ba3	7.80%	8/1/31	$750	$754,934
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	1,500	1,432,500
Inergy LP/Inergy Finance Corp., Sr. Notes(f)	B1	8.25	3/1/16	3,750	3,815,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Sr. Notes, 144A(f)	B2	8.75	4/15/18	3,340	3,498,650
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	1,900	1,910,298
SemGroup LP, Sr. Notes, 144A (cost $406,065; purchased 4/28/06-10/03/06)(b)	B1	8.75	11/15/15	400	390,000
Sonat, Inc., Notes	Ba3	7.625	7/15/11	350	358,827
Southern Natural Gas Co., Notes	Baa3	8.00	3/1/32	125	135,570
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	4,700	4,523,750
Williams Cos., Inc.,(f)
Notes	Baa3	7.125	9/1/11	1,300	1,363,375
Notes	Baa3	8.125	3/15/12	4,610	5,001,849
Williams Partners LP, Gtd. Notes	Ba2	7.25	2/1/17	225	230,063

					30,863,272

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50	2/1/17	150	133,875

Retailers 1.6%
GSC Holdings, Gtd. Notes	Ba1	8.00	10/1/12	1,140	1,202,700
Neiman Marcus Group, Inc.,
Gtd. Notes(f)	B3	10.375	10/15/15	420	434,175
Gtd. Notes, PIK	B2	9.00	10/15/15	6,580	6,728,050
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	1,325	1,020,250
Rite Aid Corp., Sec’d. Notes(f)	B3	8.125	5/1/10	4,030	4,019,925
Stripes Acquisition/Susser Finance Corp., Sr. Notes(f)	B3	10.625	12/15/13	2,849	2,934,470
Susser Holdings LLC, Sr. Notes, 144A	B3	10.625	12/15/13	2,765	2,847,950
Yankee Acquisition Corp., Sr. Notes(f)	B3	8.50	2/15/15	100	81,625

					19,269,145

Technology 7.6%
Affiliated Computer Services, Inc.	Ba2	4.70	6/1/10	15,500	14,802,499
Ampex Corp., Sec’d. Notes, PIK (cost $142,968; purchased 7/15/98-2/15/08)(b)(e)(k)(l)	NR	12.00	8/15/08	155	116,155
Avago Technologies Finance Pte (Singapore),(i)
Sr. Notes	B2	10.125	12/1/13	1,400	1,505,000
Sr. Sub. Notes	Caa1	11.875	12/1/15	2,200	2,376,000
First Data Corp.,
Bank Loan(k)	Ba3	5.168	9/24/14	4,975	4,611,487
Bank Loan(k)	Ba3	5.355	9/24/14	3,980	3,691,948
Gtd. Notes, 144A(f)	B3	9.875	9/24/15	2,000	1,810,000
Flextronics International Ltd. (Singapore),(i)(k)
Bank Loan	Ba1	4.947	10/1/12	11,970	11,191,879
Bank Loan	Ba1	4.947	10/1/14	5,410	5,009,046
Bank Loan	Ba1	4.963	10/1/14	1,555	1,439,381
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes, PIK	B2	9.125	12/15/14	12,250	10,504,374
Iron Mountain, Inc., Sr. Sub. Notes	B2	8.625	4/1/13	4,075	4,136,125
Macrovision Solutions Corp., Bank Loan(k)	Ba2	7.25	5/2/13	4,000	3,980,000
Nortel Networks Corp. (Canada), Gtd. Notes(f)(i)	B3	4.25	9/1/08	927	923,524
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	B3	10.125	7/15/13	1,675	1,641,500

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
NXP BV / NXP Funding LLC, (f)
Gtd. Notes	B3	9.50%	10/15/15	$500	$471,875
Sec’d. Notes	Ba3	7.875	10/15/14	1,470	1,425,900
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/1/15	2,000	1,650,000
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.375	10/1/11	3,600	3,546,000
Sensata Technologies, Inc. (Netherlands), Sr. Notes(f)	B3	8.00	5/1/14	4,915	4,656,963
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	6,890	6,442,150
STATS ChipPAC Ltd. (Singapore), Sr. Notes	Ba1	6.75	11/15/11	3,170	3,181,888
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	8/15/13	3,498	3,602,940
Unisys Corp., Sr. Notes(f)	B2	8.00	10/15/12	1,290	1,161,000
Xerox Corp., Sr. Notes	Baa2	6.875	8/15/11	200	206,152

					94,083,786

Telecommunications 5.3%
Centennial Cellular Corp., Gtd. Notes, Ser. B	B2	10.125	6/15/13	4,685	4,872,400
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	2,045	2,144,694
Sr. Notes	Ba2	6.25	1/15/13	3,085	2,899,900
Sr. Notes	Ba2	9.00	8/15/31	1,035	957,375
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A(f)	B3	13.125	4/1/18	6,000	6,150,000
Hawaiian Telcom Communication, Inc.,
Sr. Notes(j)	Caa2	8.486	5/1/13	1,650	594,000
Sr. Notes	Caa3	12.50	5/1/15	3,515	887,538
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25	3/15/13	6,875	7,149,999
Nextel Communications, Inc., Gtd. Notes, Ser. D	Baa3	7.375	8/1/15	425	342,125
Nordic Teleco Holding, Inc. (Denmark), Sr. Notes,144A(f)(i)	B2	8.875	5/1/16	5,220	5,141,700
Qwest Communications International, Inc., Gtd. Notes(f)	Ba3	7.50	2/15/14	2,655	2,601,900
Qwest Corp.,
Debs.	Ba1	7.20	11/10/26	1,000	892,500
Sr. Notes	Ba1	7.625	6/15/15	2,380	2,368,100
Sr. Unsec’d. Notes(f)	Ba1	7.50	10/1/14	5,950	5,920,250
Sprint Capital Corp.	Baa3	6.125	11/15/08	5,320	5,411,850
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	5,450	5,640,750
Triton Wireless Inc., Sr. Notes	BBB+(a)	8.50	6/1/13	3,350	3,492,375
Windstream Corp.,
Gtd. Notes	Ba3	8.125	8/1/13	3,000	3,067,500
Sr. Notes(f)	Ba3	8.625	8/1/16	5,135	5,308,306

					65,843,262

Total corporate bonds					1,183,433,703

				Shares
COMMON STOCKS 0.2%
Embarq Corp.(f)				2,933	138,790
General Chemical Industrial Products, Inc.(k)(l)				179	49,907
Mirant Corp.(c)				3,191	129,618
Neenah Enterprises, Inc.(c)(k)				3,902	13,969
Peachtree Cable Assoc. Ltd.(c)(k)(l)				31,559	316
Pliant Corp.(c)(k)(l)				2		†
Russell Stanley Holdings, Inc.(c)(k)(l)				6,000	6
Sprint Nextel Corp.(f)				28,675	268,398

		Shares	Value
Xerox Corp.		169,797	$2,305,843

Total common stocks			2,906,847

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 7/28/05)(b)(d)(k)(l)		2,000	230,000

Cable
Adelphia Recovery Trust(k)(l)		2,000,000	2,000
Escrow Pfd Adelphia(e)(k)(l)		20,000	20
PTV, Inc., Ser. A, 10.00%		9	4

			2,024

Total preferred stocks			232,024

WARRANTS(c)	Expiration Date
Cable
TVN Entertainment (cost $5,615,000; purchased 10/21/04)(b)(k)(l)	1/1/49	46,241	26,820

Capital Goods
Pliant Corp., 144A(k)(l)	6/1/10	475		†

Chemicals
Sterling Chemical, Inc.(d)(k)	8/15/08	5,450	5

Consumer
Icon Fitness, Inc.(k)(l)	2/31/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Media & Entertainment
XM Satellite Radio, Inc., 144A(k)	3/15/10	345		†

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)(l)	10/1/13	275	1,158

Technology
Viasystems Group, Inc.(k)(l)	1/10/31	166,335	17

Telecommunications
GT Group Telecom, Inc. (Canada), 144A(d)(i)(k)	2/1/10	8,610	9

Total warrants			28,083

Total long-term investments (cost $1,259,541,337)			1,199,671,485

SHORT-TERM INVESTMENTS 20.9%
Affiliated Mutual Funds
Dryden Core Investment Fund - Short-Term Core Bond Series(h)		42,205	378,579

	Shares	Value
Dryden Core Investment Fund - Taxable Money
Market Series (includes $221,175,947 of cash collateral received for securities on loan)(g)(h)	258,897,705	$258,897,705

Total short-term investments (cost $259,312,723)		259,276,284

Total Investments 117.8% (cost $1,518,854,060)(m)		1,458,947,769

Liabilities in excess of other assets(n) (17.8%)		(220,553,900)

Net Assets 100.0%		$1,238,393,869

*	The ratings reflected are as of May 31, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

†	Less than $0.50.
(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate cost of such securities is $14,476,586. The aggregate value of $8,127,000 is approximately 0.7% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $214,163,923; cash collateral of $221,175,947 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at May 31, 2008.
(k)	Indicates a security that has been deemed illiquid.
(l)	As of May 31, 2008, 16 securities representing $1,402,027 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(m)	The United States Federal income tax basis of the Fund’s investment and the net unrealized depreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Depreciation
$1,522,445,187	$15,567,967	$(79,065,385)	$(63,497,418)

(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

Credit default swap agreements outstanding at May 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
				Harrah’s Operating Company, Inc.,
Barclays Bank PLC (1)	12/20/2008	$18,500	2.38%	5.625%, 6/1/12	$(298,072)
				CDX North America
Barclays Bank PLC (1)	6/20/2013	17,500	5.00	High Yield, Ser. 10-V1	806,844
				CDX North America
Credit Suisse International (1)	12/20/2012	4,950	3.75	High Yield, Ser. 9-V1	54,447
				Altell Corporation,
Citibank, NA (1)	12/20/2008	8,500	2.50	7.00%, 7/1/12	96,128
				CDX North America
Deutsche Bank AG (1)	12/20/2012	4,950	3.75	High Yield, Ser. 9-V1	51,353
				American Axle & Manufacturing, Inc.,
Citibank, NA (1)	12/20/2012	3,500	2.85	5.25%, 2/11/14	322,116
				General Motors Corp.,
Merrill Lynch Capital Services, Inc. (1)	9/20/2009	2,000	4.65	7.125%, 7/15/19	(95,692)
				Lear Corp.,
Morgan Stanley Capital Services, Inc. (1)	9/20/2010	2,500	4.20	8.11%, 5/15/09	2,509
				Station Casino’s, Inc.,
Barclays Bank PLC (1)	6/20/2013	1,455	5.00	8.00%, 4/1/12	12,845
				Idearc, Inc.,
Lehman Brothers Special Financing (1)	6/20/2009	5,000	5.00	8.00%, 11/15/16	72,929
				Idearc, Inc.,
Lehman Brothers Special Financing (1)	6/20/2009	4,700	5.00	8.00%, 11/15/16	124,548
Morgan Stanley Capital Services (1)	6/20/2009	5,000	1.90	Texas Competitive Electic Holdings Co.,	5,651
				Ryland Group, Inc. (The),
Lehman Brothers Special Financing (2)	6/20/2013	5,000	2.70	5.375%, 1/15/15	(60,862)
				CDX North America
Credit Suisse International (1)	12/20/2012	4,950	3.75	High Yield, Ser. 9-V1,	(99,209)
				CDX North America
Merril Lynch Capital Services, Inc. (1)	6/20/2013	10,000	5.00	High Yield, Ser. 10-V1,	(74,444)
				Harrah’s Operating Co.,
Merrill Lynch Capital Services, Inc. (2)	6/20/2015	3,500	5.00	6.825%, 6/1/15	(9,681)
				RH Donnelley Corp.,
Lehman Brothers Special Financing (1)	3/20/2009	2,000	5.00	8.875%, 1/15/16	104,161

					$1,015,571

(1)	The Fund receives the fixed rate and pays the counterparty par in the event the underlying bond defaults.
(2)	The Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Forward foreign currency exchange contract outstanding at May 31, 2008:

Foreign Currency Contract	Contracts to Deliver	Payable to Settlement Date	Value at May 31, 2008	Unrealized Depreciation
Sold:
Pound Sterling, expiring 6/25/08	GBP 938,810	1,855,769	1,856,201	$(432)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series (the “Series”), portfolios of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and a short-term bond fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By:	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date    July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date    July 24, 2008

By:	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date    July 24, 2008

*	Print the name and title of each signing officer under his or her signature.